Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventories	Inventories are analyzed below:

	December 31, 2024		December 31, 2023
Merchandise for sale	Ps.	3,038,373	Ps.	2,357,485